Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2024
Employee Benefit Liabilities [Abstract]
EMPLOYEE BENEFIT LIABILITIES

Note 20:- EMPLOYEE BENEFIT LIABILITIES

Employee benefits consist of post-employment benefits, other long-term benefits and termination benefits.

a)	Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Israeli companies in the Group are required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14 of the Severance Pay Law, as specified below. These liabilities are accounted for as a post-employment benefit. The computation of the Group’s employee benefit liability is made according to the current employment contract based on an employee’s salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as a defined contribution plan or as a defined benefit plan, as detailed below.

1)	Defined contribution plans:

Section 14 of the Severance Pay Law, 1963 applies to part of the compensation payments, pursuant to which the fixed contributions paid by the Group into pension funds and/or policies of insurance companies release the Group from any additional liability to employees for whom said contributions were made. These contributions and contributions for benefits represent defined contribution plans.

2)	Defined benefit plans:

The Group accounts for that part of the payment of compensation that is not covered by contributions in defined contribution plans, as above, as a defined benefit plan for which an employee benefit liability is recognized and for which the Group deposits amounts in central severance pay funds and in qualifying insurance policies.

3)	Other long-term benefits:

Certain of the Company’s U.S. subsidiaries have a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. These U.S. Subsidiaries match up to 3% of the employees’ contributions up to the plan with no limitation.

b)	Composition of defined benefit plans is as follows:

	December 31,
	2024	2023
Defined benefit obligation	$81,216	$85,743
Fair value of plan assets	(70,978)	(75,316)
Net defined benefit liability	$10,238	$10,427